ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4%
	ADVERTISING & MARKETING - 0.8%
81	Interpublic Group of Companies, Inc. (The)	$ 3,016
2	Omnicom Group, Inc.	189
8	Trade Desk, Inc. (The), Class A(a)	487
		3,692
	AEROSPACE & DEFENSE - 1.2%
25	Howmet Aerospace, Inc.	1,059
6	Huntington Ingalls Industries, Inc.	1,242
1	Teledyne Technologies, Inc.(a)	448
32	Textron, Inc.	2,260
9	Woodward, Inc.	876
		5,885
	APPAREL & TEXTILE PRODUCTS - 2.8%
7	Columbia Sportswear Company	632
14	Crocs, Inc.(a)	1,770
5	Deckers Outdoor Corporation(a)	2,248
20	Hanesbrands, Inc.	105
5	PVH Corporation	446
17	Ralph Lauren Corporation	1,983
38	Skechers USA, Inc., Class A(a)	1,806
45	Tapestry, Inc.	1,940
111	VF Corporation	2,543
		13,473
	ASSET MANAGEMENT - 1.3%
2	Apollo Global Management, Inc.	126
1	Ares Management Corporation, Class A	84
16	Carlyle Group, Inc. (The)	497
96	Franklin Resources, Inc.	2,586
3	LPL Financial Holdings, Inc.	607
4	Raymond James Financial, Inc.	373
31	Stifel Financial Corporation	1,832
8	Vitesse Energy, Inc.	152
		6,257
	AUTOMOTIVE - 1.6%
19	Autoliv, Inc.	1,774

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	AUTOMOTIVE - 1.6% (Continued)
41	BorgWarner, Inc.	$ 2,014
42	Gentex Corporation	1,177
18	Harley-Davidson, Inc.	684
13	Lear Corporation	1,813
		7,462
	BANKING - 2.3%
5	Citizens Financial Group, Inc.	152
27	Comerica, Inc.	1,172
12	East West Bancorp, Inc.	666
90	First Horizon Corporation	1,600
4	Huntington Bancshares, Inc.	45
12	KeyCorporation	150
3	M&T Bank Corporation	359
19	Pinnacle Financial Partners, Inc.	1,048
23	Prosperity Bancshares, Inc.	1,415
10	Regions Financial Corporation	186
18	SouthState Corporation	1,283
1	SVB Financial Group(a)	1
18	Synovus Financial Corporation	555
63	Valley National Bancorp	582
16	Webster Financial Corporation	631
37	Zions Bancorp NA	1,107
		10,952
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	329
45	Molson Coors Beverage Company, Class B	2,325
		2,654
	BIOTECH & PHARMA - 2.0%
1	ACADIA Pharmaceuticals, Inc.(a)	19
3	BioMarin Pharmaceutical, Inc.(a)	292
1	Blueprint Medicines Corporation(a)	45
6	Denali Therapeutics, Inc.(a)	138
52	Exelixis, Inc.(a)	1,009
31	Halozyme Therapeutics, Inc.(a)	1,184

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	BIOTECH & PHARMA - 2.0% (Continued)
27	Ionis Pharmaceuticals, Inc.(a)	$ 965
1	Iovance Biotherapeutics, Inc.(a)	6
2	Mirati Therapeutics, Inc.(a)	75
15	Neurocrine Biosciences, Inc.(a)	1,518
3	Novavax, Inc., Class A(a)	21
17	Sarepta Therapeutics, Inc.(a)	2,343
1	TG Therapeutics, Inc.(a)	15
3	Ultragenyx Pharmaceutical, Inc.(a)	120
9	United Therapeutics Corporation(a)	2,016
		9,766
	CHEMICALS - 2.9%
1	Albemarle Corporation	221
12	Ashland, Inc.	1,233
1	Avery Dennison Corporation	179
10	Celanese Corporation	1,089
8	CF Industries Holdings, Inc.	580
27	Chemours Company (The)	808
20	Eastman Chemical Company	1,687
11	FMC Corporation	1,343
27	Huntsman Corporation	739
3	International Flavors & Fragrances, Inc.	276
22	Mosaic Company (The)	1,009
39	Olin Corporation	2,164
20	RPM International, Inc.	1,745
22	Univar Solutions, Inc.(a)	771
		13,844
	COMMERCIAL SUPPORT SERVICES - 1.9%
46	Aramark	1,647
9	ASGN, Inc.(a)	744
12	Clean Harbors, Inc.(a)	1,711
37	H&R Block, Inc.	1,304
3	ManpowerGroup, Inc.	248
35	Rentokil Initial PLC - ADR	1,278
22	Robert Half International, Inc.	1,772

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9% (Continued)
4	Stericycle, Inc.(a)	$ 174
		8,878
	CONSTRUCTION MATERIALS - 1.6%
15	Advanced Drainage Systems, Inc.	1,263
9	Carlisle Companies, Inc.	2,035
1	Eagle Materials, Inc.	147
1	Martin Marietta Materials, Inc.	355
47	MDU Resources Group, Inc.	1,433
23	Owens Corning	2,203
		7,436
	CONSUMER SERVICES - 0.5%
37	Service Corp International	2,545

	CONTAINERS & PACKAGING - 2.6%
23	Crown Holdings, Inc.	1,902
58	Graphic Packaging Holding Company	1,478
76	International Paper Company	2,741
17	Packaging Corp of America	2,360
30	Sealed Air Corporation	1,377
19	Sonoco Products Company	1,159
46	Westrock Company	1,402
		12,419
	DIVERSIFIED INDUSTRIALS - 0.3%
16	ITT, Inc.	1,381

	E-COMMERCE DISCRETIONARY - 0.7%
30	Etsy, Inc.(a)	3,340

	ELECTRIC UTILITIES - 2.5%
43	Alliant Energy Corporation	2,296
8	Evergy, Inc.	489
1	Hawaiian Electric Industries, Inc.	38
8	IDACORP, Inc.	867
16	NextEra Energy Partners, L.P.	972

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	ELECTRIC UTILITIES - 2.5% (Continued)
46	OGE Energy Corporation	$ 1,732
31	Pinnacle West Capital Corporation	2,457
1	Portland General Electric Company	49
115	Vistra Corporation	2,760
		11,660
	ELECTRICAL EQUIPMENT - 2.6%
30	A O Smith Corporation	2,075
6	Acuity Brands, Inc.	1,096
29	Cognex Corporation	1,437
11	Generac Holdings, Inc.(a)	1,188
8	Hubbell, Inc.	1,947
5	Littelfuse, Inc.	1,340
23	National Instruments Corporation	1,205
34	Trimble, Inc.(a)	1,782
21	Vertiv Holdings Company	301
		12,371
	ENGINEERING & CONSTRUCTION - 1.8%
22	AECOM	1,855
3	EMCOR Group, Inc.	488
3	Jacobs Solutions, Inc.	352
23	KBR, Inc.	1,266
13	MasTec, Inc.(a)	1,228
4	Quanta Services, Inc.	667
8	Tetra Tech, Inc.	1,175
33	WillScot Mobile Mini Holdings Corporation(a)	1,547
		8,578
	ENTERTAINMENT CONTENT - 0.2%
9	Take-Two Interactive Software, Inc.(a)	1,074

	FOOD - 2.3%
1	BellRing Brands, Inc.(a)	34
35	Campbell Soup Company	1,924
14	Darling Ingredients, Inc.(a)	818
45	Flowers Foods, Inc.	1,233

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	FOOD - 2.3% (Continued)
15	Ingredion, Inc.	$ 1,526
12	J M Smucker Company (The)	1,888
30	Lamb Weston Holdings, Inc.	3,136
1	Lancaster Colony Corporation	203
		10,762
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
13	Louisiana-Pacific Corporation	705
10	Trex Company, Inc.(a)	486
		1,191
	GAS & WATER UTILITIES - 1.4%
8	Atmos Energy Corporation	899
21	Essential Utilities, Inc.	917
119	NiSource, Inc.	3,327
47	UGI Corporation	1,634
		6,777
	HEALTH CARE FACILITIES & SERVICES - 2.8%
1	Amedisys, Inc.(a)	73
24	Cardinal Health, Inc.	1,812
8	Charles River Laboratories International, Inc.(a)	1,615
3	Chemed Corporation	1,613
2	DaVita, Inc.(a)	162
24	Encompass Health Corporation	1,298
12	Enhabit, Inc.(a)	167
24	Henry Schein, Inc.(a)	1,957
2	Invitae Corporation(a)	3
11	Syneos Health, Inc.(a)	392
20	Teladoc Health, Inc.(a)	518
30	Universal Health Services, Inc., Class B	3,813
		13,423
	HOME & OFFICE PRODUCTS - 0.7%
8	Leggett & Platt, Inc.	255
17	Newell Brands, Inc.	212
13	Tempur Sealy International, Inc.	513

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	HOME & OFFICE PRODUCTS - 0.7% (Continued)
16	Whirlpool Corporation	$ 2,112
		3,092
	HOME CONSTRUCTION - 1.9%
28	Fortune Brands Home & Security, Inc.	1,644
9	Masco Corporation	447
16	Mohawk Industries, Inc.(a)	1,604
63	PulteGroup, Inc.	3,672
26	Toll Brothers, Inc.	1,561
		8,928
	HOUSEHOLD PRODUCTS - 0.5%
190	Coty, Inc., Class A(a)	2,291

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
1	Timken Company (The)	82

	INDUSTRIAL SUPPORT SERVICES - 1.7%
1	SiteOne Landscape Supply, Inc.(a)	137
7	U-Haul Holding Company, Class A	417
63	U-Haul Holding Company, Class B	3,267
1	United Rentals, Inc.	396
6	Watsco, Inc.	1,909
12	WESCO International, Inc.(a)	1,854
		7,980
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
16	Houlihan Lokey, Inc.	1,400
68	Jefferies Financial Group, Inc.	2,158
14	SEI Investments Company	806
		4,364
	INSURANCE - 7.0%
26	American Financial Group, Inc.	3,159
19	Assurant, Inc.	2,281
8	Cincinnati Financial Corporation	897
70	Equitable Holdings, Inc.	1,777
34	Globe Life, Inc.	3,741

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	INSURANCE - 7.0% (Continued)
11	Hartford Financial Services Group, Inc. (The)	$ 767
25	Lincoln National Corporation	562
10	Loews Corporation	580
1	Markel Corporation(a)	1,277
134	Old Republic International Corporation	3,346
3	Primerica, Inc.	517
11	Principal Financial Group, Inc.	817
1	Radian Group, Inc.	22
22	Reinsurance Group of America, Inc.	2,921
11	RLI Corporation	1,462
17	Selective Insurance Group, Inc.	1,621
79	Unum Group	3,125
34	Voya Financial, Inc.	2,430
27	W R Berkley Corporation	1,681
		32,983
	INTERNET MEDIA & SERVICES - 0.9%
2	Expedia Group, Inc.(a)	194
26	GoDaddy, Inc., Class A(a)	2,021
82	Pinterest, Inc., Class A(a)	2,236
1	TripAdvisor, Inc.(a)	20
		4,471
	LEISURE FACILITIES & SERVICES - 2.4%
31	Boyd Gaming Corporation	1,988
12	Choice Hotels International, Inc.	1,406
6	Churchill Downs, Inc.	1,542
4	Darden Restaurants, Inc.	621
13	Hilton Grand Vacations, Inc.(a)	578
4	Marriott Vacations Worldwide Corporation	540
2	Penn Entertainment, Inc.(a)	59
14	Texas Roadhouse, Inc.	1,513
8	Vail Resorts, Inc.	1,869
19	Wyndham Hotels & Resorts, Inc.	1,289
		11,405

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	LEISURE PRODUCTS - 1.5%
18	Brunswick Corporation	$ 1,476
4	Fox Factory Holding Corporation(a)	485
27	Hasbro, Inc.	1,450
82	Mattel, Inc.(a)	1,510
12	Polaris, Inc.	1,327
8	Thor Industries, Inc.	637
		6,885
	MACHINERY - 5.0%
16	AGCO Corporation	2,163
6	Curtiss-Wright Corporation	1,058
28	Donaldson Company, Inc.	1,830
4	Enovis Corporation(a)	214
1	Flowserve Corporation	34
28	Graco, Inc.	2,044
1	IDEX Corporation	231
14	Lincoln Electric Holdings, Inc.	2,367
9	Middleby Corporation (The)(a)	1,320
2	MSA Safety, Inc.	267
9	Nordson Corporation	2,000
12	Oshkosh Corporation	998
16	Regal Rexnord Corporation	2,252
14	Snap-on, Inc.	3,456
25	Stanley Black & Decker, Inc.	2,015
12	Toro Company (The)	1,334
		23,583
	MEDICAL EQUIPMENT & DEVICES - 2.8%
7	ABIOMED, Inc. - CVR(a)	7
5	Bio-Rad Laboratories, Inc., Class A(a)	2,395
9	Bio-Techne Corporation	668
2	Bruker Corporation	158
50	DENTSPLY SIRONA, Inc.	1,964
27	Exact Sciences Corporation(a)	1,831
12	Globus Medical, Inc., Class A(a)	680
1	Haemonetics Corporation(a)	83

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.8% (Continued)
2	Insulet Corporation(a)	$ 638
6	Integra LifeSciences Holdings Corporation(a)	344
1	iRhythm Technologies, Inc.(a)	124
6	Masimo Corporation(a)	1,107
1	Nevro Corporation(a)	36
1	Penumbra, Inc.(a)	279
1	Repligen Corporation(a)	168
5	Shockwave Medical, Inc.(a)	1,084
7	Teleflex, Inc.	1,773
		13,339
	METALS & MINING - 1.2%
57	Alcoa Corporation	2,426
156	Cleveland-Cliffs, Inc.(a)	2,860
3	Royal Gold, Inc.	389
		5,675
	OIL & GAS PRODUCERS - 5.8%
82	Antero Resources Corporation(a)	1,893
64	APA Corporation	2,308
3	ConocoPhillips	298
38	Coterra Energy, Inc.	933
8	Diamondback Energy, Inc.	1,081
96	EQT Corporation	3,063
80	HF Sinclair Corporation	3,870
33	Magnolia Oil & Gas Corporation, Class A	722
25	Marathon Oil Corporation	599
27	Matador Resources Company	1,287
27	Murphy Oil Corporation	998
83	Ovintiv, Inc.	2,995
28	PBF Energy, Inc., Class A	1,214
22	PDC Energy, Inc.	1,412
68	Range Resources Corporation	1,800
21	SM Energy Company	591
215	Southwestern Energy Company(a)	1,075

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	OIL & GAS PRODUCERS - 5.8% (Continued)
18	Targa Resources Corporation	$ 1,313
		27,452
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
12	Halliburton Company	380
68	NOV, Inc.	1,258
		1,638
	PUBLISHING & BROADCASTING - 1.1%
11	Liberty Media Corp-Liberty Formula One - Series C(a)	823
216	News Corporation, CLASS A - NON-VOTING	3,730
4	Nexstar Media Group, Inc.	691
		5,244
	REAL ESTATE SERVICES - 0.3%
9	Jones Lang LaSalle, Inc.(a)	1,309

	REIT - 0.4%
1	Texas Pacific Land Corporation	1,701

	RENEWABLE ENERGY - 1.3%
2	Enphase Energy, Inc.(a)	421
21	First Solar, Inc.(a)	4,568
95	Plug Power, Inc.(a)	1,113
14	Sunrun, Inc.(a)	282
		6,384
	RETAIL - CONSUMER STAPLES - 1.3%
31	BJ's Wholesale Club Holdings, Inc.(a)	2,358
9	Casey's General Stores, Inc.	1,948
8	Five Below, Inc.(a)	1,648
1	Ollie's Bargain Outlet Holdings, Inc.(a)	58
		6,012
	RETAIL - DISCRETIONARY - 3.4%
9	Advance Auto Parts, Inc.	1,094
17	AutoNation, Inc.(a)	2,284
28	Builders FirstSource, Inc.(a)	2,486
12	Burlington Stores, Inc.(a)	2,425

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	RETAIL - DISCRETIONARY - 3.4% (Continued)
12	Dick's Sporting Goods, Inc.	$ 1,703
1	Floor & Decor Holdings, Inc., Class A(a)	98
3	Genuine Parts Company	502
17	Kohl's Corporation	400
4	Lithia Motors, Inc.	916
5	RH(a)	1,218
1	Tractor Supply Company	235
1	Ulta Beauty, Inc.(a)	546
19	Williams-Sonoma, Inc.	2,311
		16,218
	SEMICONDUCTORS - 3.3%
4	Azenta, Inc.(a)	178
12	Cirrus Logic, Inc.(a)	1,313
13	Coherent Corporation(a)	495
16	Entegris, Inc.	1,312
12	IPG Photonics Corporation(a)	1,480
24	Lattice Semiconductor Corporation(a)	2,292
6	Marvell Technology, Inc.	260
13	MKS Instruments, Inc.	1,152
1	Monolithic Power Systems, Inc.	501
9	ON Semiconductor Corporation(a)	741
27	Qorvo, Inc.(a)	2,742
3	Silicon Laboratories, Inc.(a)	525
5	Synaptics, Inc.(a)	556
4	Teradyne, Inc.	430
4	Universal Display Corporation	620
18	Wolfspeed, Inc.(a)	1,169
		15,766
	SOFTWARE - 2.7%
1	ACI Worldwide, Inc.(a)	27
1	Alteryx, Inc., Class A(a)	59
2	Aspen Technology, Inc.(a)	458
26	Black Knight, Inc.(a)	1,497
3	Concentrix Corporation	365

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	SOFTWARE - 2.7% (Continued)
1	Five9, Inc.(a)	$ 72
135	Gen Digital, Inc.	2,317
11	Guidewire Software, Inc.(a)	902
13	Manhattan Associates, Inc.(a)	2,013
3	Omnicell, Inc.(a)	176
7	Paylocity Holding Corporation(a)	1,391
5	Pegasystems, Inc.	242
20	PTC, Inc.(a)	2,565
6	Tenable Holdings, Inc.(a)	285
7	Teradata Corporation(a)	282
2	Varonis Systems, Inc.(a)	52
3	Ziff Davis, Inc.(a)	234
		12,937
	SPECIALTY FINANCE - 1.2%
100	Fidelity National Financial, Inc.	3,493
30	First American Financial Corporation	1,670
1	MGIC Investment Corporation	14
1	SLM Corporation	12
12	Synchrony Financial	349
		5,538
	STEEL - 1.3%
14	Reliance Steel & Aluminum Company	3,594
11	Steel Dynamics, Inc.	1,244
44	United States Steel Corporation	1,148
		5,986
	TECHNOLOGY HARDWARE - 5.1%
19	Arrow Electronics, Inc.(a)	2,373
33	Ciena Corporation(a)	1,733
18	Dolby Laboratories, Inc., Class A	1,538
12	F5, Inc.(a)	1,748
31	Jabil, Inc.	2,733
75	Juniper Networks, Inc.	2,581
13	Lumentum Holdings, Inc.(a)	702
42	NetApp, Inc.	2,682

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	TECHNOLOGY HARDWARE - 5.1% (Continued)
73	Pure Storage, Inc., Class A(a)	$ 1,862
3	TD SYNNEX Corporation	290
1	ViaSat, Inc.(a)	34
82	Western Digital Corporation(a)	3,089
9	Zebra Technologies Corporation, Class A(a)	2,862
		24,227
	TECHNOLOGY SERVICES - 2.4%
27	Booz Allen Hamilton Holding Corporation	2,503
4	CACI International, Inc., Class A(a)	1,185
45	DXC Technology Company(a)	1,150
2	Euronet Worldwide, Inc.(a)	224
1	Fair Isaac Corporation(a)	703
1	Gartner, Inc.(a)	326
9	Jack Henry & Associates, Inc.	1,356
21	Leidos Holdings, Inc.	1,933
51	Western Union Company (The)	569
8	WEX, Inc.(a)	1,471
		11,420
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	557

	TRANSPORTATION & LOGISTICS - 1.9%
22	Alaska Air Group, Inc.(a)	923
25	CH Robinson Worldwide, Inc.	2,484
7	GXO Logistics, Inc.(a)	353
1	JB Hunt Transport Services, Inc.	176
1	JetBlue Airways Corporation(a)	7
37	Knight-Swift Transportation Holdings, Inc.	2,094
8	Landstar System, Inc.	1,434
4	Saia, Inc.(a)	1,088
16	XPO Logistics, Inc.(a)	511
		9,070

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	$ 404

	WHOLESALE - CONSUMER STAPLES - 0.9%
51	Performance Food Group Company(a)	3,077
38	US Foods Holding Corporation(a)	1,404
		4,481
	WHOLESALE - DISCRETIONARY - 1.0%
34	LKQ Corporation	1,930
8	Pool Corporation	2,739
		4,669

	TOTAL COMMON STOCKS (Cost $427,318)	461,911

	PARTNERSHIP SHARES — 0.8%
	OIL & GAS PRODUCERS - 0.8%
27	Magellan Midstream Partners, L.P.	1,465
91	Western Midstream Partners, L.P.	2,400
	TOTAL PARTNERSHIP SHARES (Cost $3,541)	3,865

	TOTAL INVESTMENTS - 98.2% (Cost $430,859)	$ 465,776
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	8,405
	NET ASSETS - 100.0%	$ 474,181

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Less than .05%